Accounts Receivable, Net (Details) - Schedule of accounts receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivables [Abstract]
Accounts receivable	$ 5,468,911	$ 5,567,629
Allowance for doubtful accounts		(2,999)
Accounts receivable, net	$ 5,468,911	$ 5,564,630